AB Cap Fund, Inc.

AB All Market Income Portfolio

Portfolio of Investments

February 28, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 42.9%
Information Technology – 10.9%
Communications Equipment – 0.2%
Juniper Networks, Inc.	4,989	$168,578

Electronic Equipment, Instruments & Components – 0.1%
Arrow Electronics, Inc.(a)	438	53,384
IPG Photonics Corp.(a)	323	42,103

		95,487

IT Services – 2.5%
Accenture PLC - Class A	640	202,253
Akamai Technologies, Inc.(a)	1,482	160,441
Automatic Data Processing, Inc.	333	68,079
Capgemini SE	580	121,411
Cognizant Technology Solutions Corp. - Class A	2,992	257,701
EPAM Systems, Inc.(a)	349	72,505
Fidelity National Information Services, Inc.	958	91,230
Gartner, Inc.(a)	260	72,909
Genpact Ltd.	901	37,698
International Business Machines Corp.	1,557	190,748
Mastercard, Inc. - Class A	189	68,195
Nomura Research Institute Ltd.	1,100	38,613
Paychex, Inc.	1,389	165,374
PayPal Holdings, Inc.(a)	1,948	218,040
Visa, Inc. - Class A	1,950	421,434

		2,186,631

Semiconductors & Semiconductor Equipment – 1.7%
Advanced Micro Devices, Inc.(a)	447	55,133
Analog Devices, Inc.	383	61,391
Applied Materials, Inc.	2,782	373,344
ASM International NV(b)	15	4,844
Broadcom, Inc.	274	160,958
Enphase Energy, Inc.(a)	30	5,001
Infineon Technologies AG	1,428	48,318
KLA Corp.	548	190,978
Micron Technology, Inc.	2,207	196,114
NVIDIA Corp.	201	49,014
QUALCOMM, Inc.	1,339	230,295
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	600	64,206
Texas Instruments, Inc.	324	55,077

		1,494,673

Software – 4.2%
Adobe, Inc.(a)	161	75,296
Bentley Systems, Inc.	145	5,567
Cadence Design Systems, Inc.(a)	187	28,317
Citrix Systems, Inc.	533	54,632
Constellation Software, Inc./Canada	83	139,883
Crowdstrike Holdings, Inc. - Class A(a)	108	21,083
DocuSign, Inc.(a)	30	3,553
Fortinet, Inc.(a)	584	201,200
Intuit, Inc.	34	16,129

Company	Shares	U.S. $ Value

Microsoft Corp.(c)	5,957	$1,779,892
NortonLifeLock, Inc.	8,916	258,386
Oracle Corp.	4,657	353,792
Oracle Corp./Japan	900	64,283
SAP SE	1,097	123,746
ServiceNow, Inc.(a)	380	220,370
SS&C Technologies Holdings, Inc.	253	18,967
Synopsys, Inc.(a)	296	92,467
Trade Desk, Inc. (The) - Class A(a)	1,079	92,060
VMware, Inc. - Class A	809	94,912

		3,644,535

Technology Hardware, Storage & Peripherals – 2.2%
Apple, Inc.(c)	7,296	1,204,716
HP, Inc.	4,887	167,917
NetApp, Inc.	1,909	149,627
Samsung Electronics Co., Ltd.	5,446	328,140

		1,850,400

		9,440,304

Financials – 7.6%
Banks – 2.8%
ABN AMRO Bank NV (GDR)	4,573	60,854
Australia & New Zealand Banking Group Ltd.	3,533	66,886
Bank Leumi Le-Israel BM	13,890	150,469
Bank of Nova Scotia (The)	227	16,450
Citigroup, Inc.	1,512	89,556
Concordia Financial Group Ltd.	24,300	98,859
Credit Agricole SA	11,092	141,294
DBS Group Holdings Ltd.	4,200	105,589
ING Groep NV	12,195	142,419
JPMorgan Chase & Co.	744	105,499
KBC Group NV	523	37,681
Mitsubishi UFJ Financial Group, Inc.	28,600	175,575
National Bank of Canada	2,174	174,315
Nordea Bank Abp	20,011	221,392
Oversea-Chinese Banking Corp. Ltd.	8,700	75,389
Regions Financial Corp.	2,380	57,572
Royal Bank of Canada	1,473	162,942
Skandinaviska Enskilda Banken AB - Class A	10,637	122,542
Societe Generale SA	2,821	79,771
Toronto-Dominion Bank (The)	3,929	317,048
US Bancorp	854	48,285

		2,450,387

Capital Markets – 2.3%
Ameriprise Financial, Inc.	146	43,769
BlackRock, Inc. - Class A	190	141,339
Carlyle Group, Inc. (The)	3,293	154,343
CME Group, Inc. - Class A	453	107,148
Credit Suisse Group AG	24,021	201,226
Daiwa Securities Group, Inc.	10,000	59,125
EQT AB(b)	211	7,062
Goldman Sachs Group, Inc. (The)	960	327,639
Houlihan Lokey, Inc.	963	99,054
IGM Financial, Inc.(b)	3,789	134,610

Company	Shares	U.S. $ Value

London Stock Exchange Group PLC	1,242	$108,497
Moody’s Corp.	417	134,287
Morgan Stanley	1,573	142,734
Partners Group Holding AG	71	95,977
S&P Global, Inc.	349	131,119
Singapore Exchange Ltd.	7,600	52,727
T Rowe Price Group, Inc.	258	37,297

		1,977,953

Consumer Finance – 0.3%
Ally Financial, Inc.	3,464	172,853
American Express Co.	555	107,970

		280,823

Diversified Financial Services – 0.4%
Apollo Global Management, Inc.	146	9,528
Groupe Bruxelles Lambert SA	553	57,421
Kinnevik AB(a)	2,159	54,969
M&G PLC	65,841	181,252

		303,170

Insurance – 1.5%
Admiral Group PLC	1,044	41,588
Aviva PLC	7,072	39,627
CNP Assurances	2,966	72,291
Japan Post Holdings Co., Ltd.	20,300	167,794
Japan Post Insurance Co., Ltd.	9,200	157,125
Legal & General Group PLC	18,803	69,523
Marsh & McLennan Cos., Inc.	556	86,408
Medibank Pvt Ltd.	4,874	11,242
MetLife, Inc.	217	14,658
NN Group NV	2,927	140,481
Phoenix Group Holdings PLC	16,656	138,050
Progressive Corp. (The)	955	101,163
Prudential Financial, Inc.	1,550	173,073
Sampo Oyj - Class A	849	40,060

		1,253,083

Mortgage Real Estate Investment Trusts (REITs) – 0.3%
AGNC Investment Corp.	11,061	142,798
Annaly Capital Management, Inc.	21,526	149,821

		292,619

		6,558,035

Health Care – 5.3%
Biotechnology – 0.4%
AbbVie, Inc.	2,387	352,727
Moderna, Inc.(a)	125	19,200

		371,927

Health Care Equipment & Supplies – 0.7%
Align Technology, Inc.(a)	149	76,207
Getinge AB - Class B	1,198	46,500
IDEXX Laboratories, Inc.(a)	297	158,108
Koninklijke Philips NV	4,235	144,662
Medtronic PLC	1,914	200,951

		626,428

Company	Shares	U.S. $ Value

Health Care Providers & Services – 1.2%
AmerisourceBergen Corp. - Class A	80	$11,403
Anthem, Inc.	1,110	501,553
Humana, Inc.	479	208,039
Molina Healthcare, Inc.(a)	484	148,525
UnitedHealth Group, Inc.	357	169,886

		1,039,406

Life Sciences Tools & Services – 0.6%
Bio-Rad Laboratories, Inc. - Class A(a)	168	105,161
Mettler-Toledo International, Inc.(a)	119	167,640
Sartorius Stedim Biotech	91	34,896
Thermo Fisher Scientific, Inc.	393	213,792

		521,489

Pharmaceuticals – 2.4%
AstraZeneca PLC (Sponsored ADR)	1,580	96,190
Eli Lilly & Co.	755	188,712
Johnson & Johnson	243	39,991
Merck & Co., Inc.	3,584	274,463
Novo Nordisk A/S - Class B	3,864	399,860
Pfizer, Inc.	4,978	233,667
Roche Holding AG	1,083	410,168
Sanofi	2,153	225,058
Sumitomo Dainippon Pharma Co., Ltd.(b)	800	8,780
Takeda Pharmaceutical Co., Ltd.	5,200	158,550

		2,035,439

		4,594,689

Consumer Discretionary – 3.8%
Auto Components – 0.0%
Aisin Corp.	300	10,927

Automobiles – 0.5%
Tesla, Inc.(a)	453	394,305

Distributors – 0.0%
LKQ Corp.	521	24,461

Diversified Consumer Services – 0.1%
Service Corp. International/US	1,641	99,855

Hotels, Restaurants & Leisure – 0.5%
Compass Group PLC	4,430	100,132
Darden Restaurants, Inc.	452	65,639
Domino’s Pizza Enterprises Ltd.(b)	237	13,685
Domino’s Pizza, Inc.	46	19,882
Galaxy Entertainment Group Ltd.(a)	27,700	154,489
Starbucks Corp.	733	67,282
Vail Resorts, Inc.	102	26,576

		447,685

Company	Shares	U.S. $ Value

Household Durables – 0.5%
Electrolux AB(b)	1,958	$35,058
Persimmon PLC	4,841	155,800
PulteGroup, Inc.	110	5,463
Sony Group Corp.	400	40,869
Whirlpool Corp.	810	163,029

		400,219

Internet & Direct Marketing Retail – 1.2%
Alibaba Group Holding Ltd.(a)	1,200	15,797
Alibaba Group Holding Ltd. (ADR)(a)	1,028	108,135
Amazon.com, Inc.(a) (c)	214	657,250
Etsy, Inc.(a)	239	37,019
Prosus NV(a) (b)	3,016	187,238
ZOZO, Inc.	1,200	34,170

		1,039,609

Media – 0.2%
Vivendi SE	12,742	160,852

Multiline Retail – 0.2%
Target Corp.	804	160,615

Specialty Retail – 0.4%
AutoZone, Inc.(a)	111	206,836
Home Depot, Inc. (The)	377	119,068
O’Reilly Automotive, Inc.(a)	94	61,029

		386,933

Textiles, Apparel & Luxury Goods – 0.2%
adidas AG	210	49,652
Deckers Outdoor Corp.(a)	147	42,430
Kering SA	77	53,410
Pandora A/S	289	29,593

		175,085

		3,300,546

Communication Services – 3.6%
Diversified Telecommunication Services – 0.9%
BCE, Inc.	924	48,529
Comcast Corp. - Class A	5,690	266,065
Nippon Telegraph & Telephone Corp.	3,800	109,215
Orange SA	3,362	40,652
Spark New Zealand Ltd.	46,121	141,605
Telefonica SA	38,345	183,133

		789,199

Entertainment – 0.4%
Electronic Arts, Inc.	1,658	215,689
Netflix, Inc.(a)	185	72,986
Ubisoft Entertainment SA(a)	695	37,264

		325,939

Company	Shares	U.S. $ Value

Interactive Media & Services – 1.7%
Alphabet, Inc. - Class A(a) (c)	45	$121,551
Alphabet, Inc. - Class C(a) (c)	288	776,972
Auto Trader Group PLC	8,897	78,686
Kakaku.com, Inc.	1,800	39,602
Meta Platforms, Inc. - Class A(a) (c)	2,039	430,290

		1,447,101

Media – 0.4%
Interpublic Group of Cos., Inc. (The)	4,627	170,274
Omnicom Group, Inc.	2,206	185,061

		355,335

Wireless Telecommunication Services – 0.2%
SoftBank Corp.	10,600	133,925
SoftBank Group Corp.(b)	1,700	76,289

		210,214

		3,127,788

Industrials – 3.0%
Aerospace & Defense – 0.2%
Huntington Ingalls Industries, Inc.	865	176,806

Air Freight & Logistics – 0.1%
CH Robinson Worldwide, Inc.	193	18,659
Kuehne & Nagel International AG	280	76,360

		95,019

Building Products – 0.5%
Assa Abloy AB - Class B	2,970	77,956
Lixil Corp.	1,000	22,287
Otis Worldwide Corp.	3,969	310,892
Owens Corning	338	31,498

		442,633

Construction & Engineering – 0.0%
Kajima Corp.	3,100	41,721

Electrical Equipment – 0.3%
Generac Holdings, Inc.(a)	88	27,762
Regal Rexnord Corp.	295	47,303
Rockwell Automation, Inc.	364	97,035
Schneider Electric SE	325	50,354
Vertiv Holdings Co.	3,156	41,091

		263,545

Machinery – 1.0%
Cummins, Inc.	445	90,833
Dover Corp.	964	151,213
Mitsubishi Heavy Industries Ltd.	6,200	182,854
Parker-Hannifin Corp.	529	156,790
Snap-on, Inc.	790	166,042
Volvo AB - Class B	4,693	90,265

		837,997

Marine – 0.1%
SITC International Holdings Co., Ltd.	11,000	45,355

Company	Shares	U.S. $ Value

Professional Services – 0.6%
Booz Allen Hamilton Holding Corp.	1,431	$115,468
RELX PLC	4,755	145,215
Robert Half International, Inc.	1,522	183,081
Wolters Kluwer NV	1,041	106,067

		549,831

Road & Rail – 0.2%
Aurizon Holdings Ltd.	18,438	47,034
Knight-Swift Transportation Holdings, Inc.	1,371	74,692
NIPPON EXPRESS HOLDINGS, Inc.	300	18,186

		139,912

		2,592,819

Energy – 2.2%
Oil, Gas & Consumable Fuels – 2.2%
Canadian Natural Resources Ltd.(b)	1,626	90,838
Devon Energy Corp.	1,878	111,835
Enbridge, Inc.(b)	2,363	102,089
Eni SpA	11,623	180,792
EOG Resources, Inc.	1,329	152,729
Equinor ASA	4,755	149,476
Inpex Corp.	12,300	126,782
Keyera Corp.(b)	2,985	69,921
Marathon Petroleum Corp.	2,455	191,171
Neste Oyj	1,097	42,777
ONEOK, Inc.	2,783	181,730
Shell PLC	15,035	396,485
Suncor Energy, Inc.	2,669	81,618
Valero Energy Corp.	652	54,448

		1,932,691

Consumer Staples – 2.0%
Beverages – 0.6%
Asahi Group Holdings Ltd.	5,000	201,697
Coca-Cola Co. (The)	5,068	315,432

		517,129

Food & Staples Retailing – 0.5%
Koninklijke Ahold Delhaize NV	4,570	140,583
Kroger Co. (The)	2,856	133,661
Walmart, Inc.	1,029	139,080

		413,324

Food Products – 0.3%
Bunge Ltd.	1,552	162,261
Nestle SA	473	61,630

		223,891

Household Products – 0.1%
Procter & Gamble Co. (The)	829	129,233

Tobacco – 0.5%
Altria Group, Inc.	800	41,032
Imperial Brands PLC	8,350	182,584
Philip Morris International, Inc.	617	62,360
Swedish Match AB	15,953	115,974

		401,950

		1,685,527

Company	Shares	U.S. $ Value

Real Estate – 1.7%
Equity Real Estate Investment Trusts (REITs) – 1.3%
Duke Realty Corp.	826	$43,778
Extra Space Storage, Inc.	876	164,819
Iron Mountain, Inc.	3,893	191,458
Nippon Building Fund, Inc.	5	28,652
Public Storage	374	132,777
Simon Property Group, Inc.	1,210	166,448
Stockland	54,976	166,351
VICI Properties, Inc.	385	10,765
Vornado Realty Trust	982	42,501
Weyerhaeuser Co.	3,701	143,895

		1,091,444

Real Estate Management & Development – 0.4%
CBRE Group, Inc. - Class A(a)	1,585	153,507
Nomura Real Estate Holdings, Inc.	6,800	169,310
Vonovia SE	744	39,494

		362,311

		1,453,755

Materials – 1.7%
Chemicals – 0.6%
Celanese Corp. - Class A	76	10,585
Clariant AG(a) (b)	657	11,861
Linde PLC(a)	415	121,695
Mitsubishi Chemical Holdings Corp.	7,700	54,699
Mosaic Co. (The)	3,527	184,921
Sumitomo Chemical Co., Ltd.	32,500	155,162

		538,923

Containers & Packaging – 0.3%
Packaging Corp. of America	1,193	175,598
Sealed Air Corp.	652	43,769

		219,367

Metals & Mining – 0.8%
Anglo American PLC	918	46,599
BHP Group Ltd.(b)	5,609	191,526
Fortescue Metals Group Ltd.	11,678	155,578
Rio Tinto Ltd.	1,507	129,959
Steel Dynamics, Inc.	1,820	128,456
Teck Resources Ltd. - Class B	759	27,330

		679,448

		1,437,738

Company	Shares	U.S. $ Value

Utilities – 1.1%
Electric Utilities – 0.4%
American Electric Power Co., Inc.	719	$65,177
Endesa SA	4,040	88,805
Enel SpA	8,098	59,674
Iberdrola SA	7,903	89,664
NRG Energy, Inc.	385	14,569

		317,889

Gas Utilities – 0.3%
AltaGas Ltd.	6,329	139,413
Snam SpA(b)	3,512	19,514
UGI Corp.	3,633	139,652

		298,579

Independent Power and Renewable Electricity Producers – 0.1%
Uniper SE	2,277	72,844

Multi-Utilities – 0.3%
Ameren Corp.	1,338	115,001
E.ON SE	7,277	98,978
Sempra Energy	354	51,054

		265,033

		954,345

Total Common Stocks (cost $37,263,216)		37,078,237

INVESTMENT COMPANIES – 41.8%
Funds and Investment Trusts – 41.8%(d)
AB High Income Fund, Inc. - Class Z(e)	4,587,980	34,822,765
Vanguard Global ex-U.S. Real Estate ETF	12,707	657,333
Vanguard Real Estate ETF(b)	6,448	661,178

Total Investment Companies (cost $36,854,534)		36,141,276

PREFERRED STOCKS – 5.6%
Real Estate – 5.6%
Diversified REITs – 1.4%
Armada Hoffler Properties, Inc. Series A 6.75%	7,725	198,919
DigitalBridge Group, Inc. Series H 7.125%	1,751	43,250
DigitalBridge Group, Inc. Series I 7.15%	12,358	304,872
DigitalBridge Group, Inc. Series J 7.125%	6,098	151,169
Gladstone Commercial Corp. Series E 6.625%	2,270	56,977
Gladstone Commercial Corp. Series G 6.00%	3,125	78,000
Global Net Lease, Inc. Series A 7.25%	3,467	85,912

Company	Shares	U.S. $ Value

Global Net Lease, Inc. Series B 6.875%	4,450	$110,220
Vornado Realty Trust Series L 5.40%(b)	6,516	155,993

		1,185,312

Equity Real Estate Investment Trusts (REITs) – 0.1%
Hudson Pacific Properties, Inc. Series C 4.75%	3,713	77,973

Health Care REITs – 0.1%
Global Medical REIT, Inc. Series A 7.50%	2,320	59,130
Healthcare Trust, Inc. Series B 7.125%	233	5,820

		64,950

Hotel & Resort REITs – 0.9%
Chatham Lodging Trust Series A 6.625%	3,680	87,842
DiamondRock Hospitality Co. 8.25%(b)	6,875	179,019
Hersha Hospitality Trust Series C 6.875%	3,635	85,059
Hersha Hospitality Trust Series D 6.50%	2,481	54,036
Hersha Hospitality Trust Series E 6.50%	1,757	38,210
Pebblebrook Hotel Trust Series E 6.375%	4,919	116,826
Pebblebrook Hotel Trust Series F 6.30%	3,181	74,785
Summit Hotel Properties, Inc. Series E 6.25%	1,075	26,445
Summit Hotel Properties, Inc. Series F 5.875%	6,950	164,993

		827,215

Industrial REITs – 0.2%
Plymouth Industrial REIT, Inc. Series A 7.50%	1,100	28,309
Rexford Industrial Realty, Inc. Series B 5.875%	4,168	105,742
Rexford Industrial Realty, Inc. Series C 5.625%	3,072	77,752

		211,803

Company	Shares	U.S. $ Value

Office REITs – 0.3%
City Office REIT, Inc. Series A 6.625%	4,841	$117,491
SL Green Realty Corp. Series I 6.50%	1,718	42,967
Vornado Realty Trust Series M 5.25%(b)	4,821	111,028

		271,486

Real Estate Development – 0.5%
Agree Realty Corp. Series A 4.25%	461	9,322
Necessity Retail REIT, Inc. (The) Series C 7.375%	8,325	209,790
Pebblebrook Hotel Trust Series G 6.375%	5,497	137,150
Sunstone Hotel Investors, Inc. Series H 6.125%	2,925	71,838

		428,100

Real Estate Operating Companies – 0.1%
Brookfield Property Partners LP Series A 5.75%	335	7,236
Brookfield Property Partners LP Series A2 6.375%	2,779	63,472

		70,708

Real Estate Services – 0.2%
CTO Realty Growth, Inc. Series A 6.375%	2,243	57,421
Sunstone Hotel Investors, Inc. Series I 5.70%	3,700	87,579

		145,000

Residential REITs – 0.6%
American Homes 4 Rent Series G 5.875%	393	9,872
American Homes 4 Rent Series H 6.25%	801	21,010

Company	Shares	U.S. $ Value

Bluerock Residential Growth REIT, Inc. Series D 7.125%	2,741	$69,348
Centerspace Series C 6.625%	3,614	91,254
UMH Properties, Inc. Series C 6.75%	6,216	156,146
UMH Properties, Inc. Series D 6.375%	5,800	145,290

		492,920

Retail REITs – 0.9%
Cedar Realty Trust, Inc. Series C 6.50%	2,808	62,675
Necessity Retail REIT, Inc. (The) Series A 7.50%	1,075	27,412
Saul Centers, Inc. Series D 6.125%	7,607	190,175
Saul Centers, Inc. Series E 6.00%	695	17,542
SITE Centers Corp. Series A 6.375%(b)	5,081	125,755
Spirit Realty Capital, Inc. Series A 6.00%	5,738	142,761
Urstadt Biddle Properties, Inc. Series H 6.25%	2,000	50,200
Urstadt Biddle Properties, Inc. Series K 5.875%(b)	6,638	165,817

		782,337

Specialized REITs – 0.3%
Digital Realty Trust, Inc. Series K 5.85%(b)	2,840	73,669
National Storage Affiliates Trust Series A 6.00%	8,819	221,445
Public Storage Series K 4.75%	91	2,177

		297,291

Total Preferred Stocks (cost $4,882,419)		4,855,095

	Principal Amount (000)		U.S. $ Value

EMERGING MARKETS - SOVEREIGNS – 2.3%
Argentina – 0.1%
Argentine Republic Government International Bond 0.50%, 07/09/2030	U.S.$	109	$34,634
1.00%, 07/09/2029		16	5,387
1.125%, 07/09/2035		113	33,578

			73,599

Bahrain – 0.2%
Bahrain Government International Bond 7.00%, 10/12/2028(f)		200	211,500

Dominican Republic – 0.2%
Dominican Republic International Bond 6.40%, 06/05/2049(f)		200	184,475

Ecuador – 0.2%
Ecuador Government International Bond Zero Coupon, 07/31/2030(f)		12	6,944
0.50%, 07/31/2040(f)		45	28,242
1.00%, 07/31/2035(f)		99	69,856
5.00%, 07/31/2030(f)		38	33,247

			138,289

Egypt – 0.2%
Egypt Government International Bond 8.70%, 03/01/2049(f)		200	156,500

El Salvador – 0.1%
El Salvador Government International Bond 6.375%, 01/18/2027(f)		182	99,395

Gabon – 0.2%
Gabon Government International Bond 6.625%, 02/06/2031(f)		200	181,850

Ghana – 0.2%
Ghana Government International Bond 8.95%, 03/26/2051(f)		200	130,000

Guatemala – 0.2%
Guatemala Government Bond 4.90%, 06/01/2030(f)		200	200,850

Ivory Coast – 0.2%
Ivory Coast Government International Bond 5.375%, 07/23/2024(f)		200	202,662

Kenya – 0.2%
Republic of Kenya Government International Bond 6.875%, 06/24/2024(f)		200	207,000

	Principal Amount (000)		U.S. $ Value

Lebanon – 0.0%
Lebanon Government International Bond 6.60%, 11/27/2026(a) (f) (g)	U.S.$	107	$12,573

Senegal – 0.2%
Senegal Government International Bond 6.75%, 03/13/2048(f)		200	168,600

Ukraine – 0.1%
Ukraine Government International Bond 7.75%, 09/01/2027(f)		150	48,000

Total Emerging Markets - Sovereigns (cost $2,549,966)			2,015,293

	Notional Amount

OPTIONS PURCHASED - PUTS – 1.3%
Options on Equity Indices – 1.3%
Euro STOXX 50 Index Expiration: Aug 2022; Contracts: 1,290; Exercise Price: EUR 3,225.00; Counterparty: Citibank, NA(a)	EUR	4,160,250	151,094
FTSE 100 Index Expiration: Aug 2022; Contracts: 270; Exercise Price: GBP 6,200.00; Counterparty: Bank of America, NA(a)	GBP	1,674,000	50,072
Nikkei 225 Index Expiration: Aug 2022; Contracts: 17,000; Exercise Price: JPY 22,500.00; Counterparty: UBS AG(a)	JPY	382,500,000	84,885
S&P 500 Index Expiration: Aug 2022; Contracts: 9,300; Exercise Price: USD 3,625.00; Counterparty: UBS AG(a)	USD	33,712,500	860,470

Total Options Purchased - Puts (premiums paid $961,538)			1,146,521

	Principal Amount (000)

GOVERNMENTS - TREASURIES – 0.5%
Colombia – 0.1%
Colombian TES Series B 6.25%, 11/26/2025	COP	492,700	114,467

Indonesia – 0.2%
Indonesia Treasury Bond Series FR70 8.375%, 03/15/2024	IDR	1,105,000	82,950
Series FR71 9.00%, 03/15/2029	IDR	1,438,000	114,854

			197,804

	Principal Amount (000)		U.S. $ Value

Mexico – 0.2%
Mexican Bonos Series M 20 10.00%, 12/05/2024	MXN	2,777	$142,877

Total Governments - Treasuries (cost $491,330)			455,148

EMERGING MARKETS - TREASURIES – 0.3%
Brazil – 0.1%
Brazil Notas do Tesouro Nacional Series NTNF 10.00%, 01/01/2023-01/01/2025	BRL	658	124,486

South Africa – 0.2%
Republic of South Africa Government Bond Series 2032 8.25%, 03/31/2032	ZAR	2,848	166,448

Total Emerging Markets - Treasuries (cost $307,747)			290,934

QUASI-SOVEREIGNS – 0.2%
Quasi-Sovereign Bonds – 0.2%
Mexico – 0.2%
Petroleos Mexicanos 5.95%, 01/28/2031	U.S.$	43	39,988
7.69%, 01/23/2050		97	86,815

Total Quasi-Sovereigns (cost $135,762)			126,803

SHORT-TERM INVESTMENTS – 8.9%
U.S. Treasury Bills – 7.7%
United States – 7.7%
U.S. Treasury Bill Zero Coupon, 10/03/2022 (cost $6,659,898)		6,660	6,659,925

	Shares

Investment Companies – 1.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(d) (e) (h) (cost $990,529)		990,529	990,529

Total Investments Before Security Lending Collateral for Securities Loaned – 103.8% (cost $91,096,939)			89,759,761

Company	Shares	U.S. $ Value

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.3%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(d) (e) (h) (cost $281,213)	281,213	$281,213

Total Investments – 104.1% (cost $91,378,152)(i)		90,040,974
Other assets less liabilities – (4.1)%		(3,518,903)

Net Assets – 100.0%		$86,522,071

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Mini Japan Government Bond Futures	8	March 2022	$1,047,623	$2,020
Euro STOXX 50 Index Futures	11	March 2022	484,346	(3,850)
Euro-Bund Futures	12	March 2022	2,247,523	9,573
FTSE KLCI Futures	19	March 2022	360,676	5,993
FTSE/JSE Top 40 Futures	4	March 2022	180,223	2,686
Long Gilt Futures	4	June 2022	660,447	1,726
OMXS 30 Index Futures	25	March 2022	563,032	(33,811)
S&P 500 E-Mini Futures	4	March 2022	873,600	13,267
SET 50 Futures	103	March 2022	635,621	15,594
SGX Nifty 50 Futures	6	March 2022	201,360	(5,971)
SPI 200 Futures	4	March 2022	510,080	11,731
TOPIX Index Futures	2	March 2022	328,970	1,815
U.S. T-Note 10 Yr (CBT) Futures	32	June 2022	4,078,000	18,253
WIG 20 Index Futures	12	March 2022	114,397	(12,241)
Sold Contracts
Euro STOXX 50 Index Futures	25	March 2022	1,100,787	7,687
FTSE 100 Index Futures	6	March 2022	598,403	97
FTSE China A50 Futures	26	March 2022	383,162	9,655
FTSE KLCI Futures	6	March 2022	370,800	8,553
Hang Seng Index Futures	3	March 2022	434,898	18,233
Mexican BOLSA Index Futures	4	March 2022	104,519	(3,828)
MSCI Emerging Markets Futures	16	March 2022	940,400	346
MSCI Singapore IX ETS Futures	26	March 2022	635,568	25,618
S&P 500 E-Mini Futures	29	March 2022	6,333,600	(1,160)
S&P TSX 60 Index Futures	2	March 2022	402,493	3,292
SPI 200 Futures	2	March 2022	255,040	(222)
TOPIX Index Futures	3	March 2022	493,454	(1,455)

				$93,601

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	CLP	566,580	USD	680	03/25/2022	$(27,372)
Bank of America, NA	USD	236	CLP	193,982	03/25/2022	6,403
Bank of America, NA	INR	8,543	USD	113	04/07/2022	692
Bank of America, NA	INR	4,782	USD	63	04/07/2022	(325)
Bank of America, NA	PHP	8,468	USD	164	04/28/2022	(758)
Bank of America, NA	USD	244	TWD	6,769	04/28/2022	(1,945)
Barclays Bank PLC	USD	1,063	RUB	79,467	03/02/2022	(327,494)
Barclays Bank PLC	BRL	3,860	USD	762	03/03/2022	13,126
Barclays Bank PLC	BRL	3,208	USD	604	03/03/2022	(18,564)
Barclays Bank PLC	USD	1,375	BRL	7,068	03/03/2022	(3,283)
Barclays Bank PLC	SEK	11,453	USD	1,225	03/24/2022	15,616
Barclays Bank PLC	PEN	1,709	USD	444	03/25/2022	(6,826)
Barclays Bank PLC	USD	675	CLP	552,274	03/25/2022	14,458
Barclays Bank PLC	USD	895	PEN	3,452	03/25/2022	14,949
Barclays Bank PLC	USD	110	PEN	413	03/25/2022	(974)
Barclays Bank PLC	USD	756	BRL	3,860	04/04/2022	(12,884)
Barclays Bank PLC	INR	1,594	USD	21	04/07/2022	(122)
Barclays Bank PLC	USD	114	INR	8,543	04/07/2022	(830)
Barclays Bank PLC	CAD	1,309	USD	1,027	04/22/2022	(6,323)
Barclays Bank PLC	IDR	2,020,238	USD	140	04/28/2022	400
Barclays Bank PLC	IDR	1,093,207	USD	75	04/28/2022	(349)
Barclays Bank PLC	KRW	369,934	USD	311	04/28/2022	3,139
Barclays Bank PLC	KRW	825,477	USD	681	04/28/2022	(5,231)
Barclays Bank PLC	PHP	89,797	USD	1,729	04/28/2022	(16,772)
Barclays Bank PLC	USD	436	AUD	604	04/28/2022	3,408
Barclays Bank PLC	USD	105	IDR	1,515,572	04/28/2022	338
Barclays Bank PLC	USD	96	JPY	10,973	04/28/2022	37
Barclays Bank PLC	USD	699	KRW	831,305	04/28/2022	(7,943)
Barclays Bank PLC	USD	535	PHP	27,701	04/28/2022	3,491
Barclays Bank PLC	EUR	641	USD	728	05/12/2022	7,156
Barclays Bank PLC	USD	63	CNH	397	05/18/2022	(35)
Barclays Bank PLC	MYR	5,173	USD	1,232	06/16/2022	1,480
Barclays Bank PLC	MYR	8,602	USD	2,031	06/16/2022	(14,189)
Barclays Bank PLC	USD	2,543	MYR	10,686	06/16/2022	(1,344)
BNP Paribas SA	USD	1,642	EUR	1,451	05/12/2022	(10,201)
Citibank, NA	COP	2,801,737	USD	701	03/25/2022	(9,075)
Citibank, NA	USD	386	CLP	318,071	03/25/2022	11,104
Credit Suisse International	USD	1,025	NZD	1,531	03/18/2022	10,952
Credit Suisse International	SEK	2,863	USD	305	03/24/2022	2,392
Credit Suisse International	USD	708	AUD	985	04/28/2022	8,473
Credit Suisse International	USD	639	JPY	73,436	04/28/2022	613
Credit Suisse International	CNH	463	USD	73	05/18/2022	(185)
Deutsche Bank AG	RUB	9,939	USD	120	03/02/2022	27,722
Deutsche Bank AG	USD	34	RUB	2,802	03/02/2022	(8,059)
Deutsche Bank AG	BRL	7,092	USD	1,380	03/03/2022	3,295
Deutsche Bank AG	USD	1,295	BRL	7,092	03/03/2022	82,004
Deutsche Bank AG	RUB	2,802	USD	33	03/24/2022	7,654
Deutsche Bank AG	USD	2,279	SEK	21,417	03/24/2022	(16,769)
Deutsche Bank AG	CLP	800,462	USD	990	03/25/2022	(9,246)
Deutsche Bank AG	COP	396,562	USD	100	03/25/2022	(351)
Deutsche Bank AG	PEN	604	USD	156	03/25/2022	(3,100)
Deutsche Bank AG	USD	164	CLP	134,044	03/25/2022	3,068
Deutsche Bank AG	USD	86	COP	336,665	03/25/2022	(613)
Deutsche Bank AG	INR	16,677	USD	221	04/07/2022	888
Deutsche Bank AG	CHF	1,330	USD	1,440	04/13/2022	(12,569)
Deutsche Bank AG	USD	579	CHF	532	04/13/2022	2,525
Deutsche Bank AG	USD	1,849	CAD	2,357	04/22/2022	10,743
Deutsche Bank AG	IDR	3,510,401	USD	243	04/28/2022	55
Deutsche Bank AG	USD	863	IDR	12,464,320	04/28/2022	1,163
Deutsche Bank AG	CNH	1,940	USD	303	05/18/2022	(2,018)
Goldman Sachs International	RUB	118,291	USD	1,571	03/02/2022	476,087
Goldman Sachs International	USD	610	RUB	45,961	03/02/2022	(184,324)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International	BRL	811	USD	158	03/03/2022	$377
Goldman Sachs International	USD	149	BRL	811	03/03/2022	8,318
Goldman Sachs International	USD	108	CLP	88,566	03/25/2022	2,048
Goldman Sachs International	USD	1,225	COP	4,881,606	03/25/2022	11,949
Goldman Sachs International	USD	364	PEN	1,353	03/25/2022	(6,864)
Goldman Sachs International	IDR	1,253,837	USD	87	04/28/2022	441
Goldman Sachs International	KRW	369,934	USD	311	04/28/2022	3,119
Goldman Sachs International	USD	2,478	PHP	128,886	04/28/2022	27,711
Goldman Sachs International	MYR	2,645	USD	616	06/16/2022	(12,785)
Goldman Sachs International	USD	2,469	MYR	10,478	06/16/2022	22,644
Goldman Sachs International	USD	232	MYR	972	06/16/2022	(1,007)
HSBC Bank USA	BRL	836	USD	156	03/03/2022	(5,852)
HSBC Bank USA	USD	163	BRL	836	03/03/2022	(388)
HSBC Bank USA	USD	826	GBP	611	03/17/2022	(6,206)
HSBC Bank USA	NZD	2,910	USD	1,925	03/18/2022	(44,009)
HSBC Bank USA	COP	2,801,737	USD	702	03/25/2022	(8,469)
HSBC Bank USA	PEN	4,190	USD	1,082	03/25/2022	(22,323)
HSBC Bank USA	USD	124	PEN	469	03/25/2022	126
HSBC Bank USA	AUD	2,858	USD	2,035	04/28/2022	(42,754)
HSBC Bank USA	JPY	105,453	USD	914	04/28/2022	(4,655)
HSBC Bank USA	TWD	6,769	USD	244	04/28/2022	2,385
HSBC Bank USA	USD	451	KRW	543,333	04/28/2022	317
Morgan Stanley Capital Services, Inc.	ZAR	15,951	USD	1,040	04/21/2022	8,753
Morgan Stanley Capital Services, Inc.	MYR	2,346	USD	553	06/16/2022	(5,223)
Standard Chartered Bank	IDR	12,886,685	USD	892	04/28/2022	(725)
State Street Bank & Trust Co.	THB	85,863	USD	2,553	03/10/2022	(75,185)
State Street Bank & Trust Co.	USD	1,993	THB	66,370	03/10/2022	38,258
State Street Bank & Trust Co.	USD	200	THB	6,467	03/10/2022	(2,576)
State Street Bank & Trust Co.	USD	143	NOK	1,284	03/16/2022	2,919
State Street Bank & Trust Co.	GBP	339	USD	461	03/17/2022	6,568
State Street Bank & Trust Co.	MXN	13,173	USD	635	03/24/2022	(6,059)
State Street Bank & Trust Co.	USD	334	MXN	6,919	03/24/2022	2,713
State Street Bank & Trust Co.	USD	80	MXN	1,632	03/24/2022	(191)
State Street Bank & Trust Co.	USD	105	NOK	936	03/24/2022	1,023
State Street Bank & Trust Co.	USD	184	NOK	1,618	03/24/2022	(223)
State Street Bank & Trust Co.	USD	587	ZAR	9,165	04/21/2022	5,205
State Street Bank & Trust Co.	ZAR	1,681	USD	110	04/21/2022	1,184
State Street Bank & Trust Co.	CZK	5,030	USD	224	05/06/2022	939
State Street Bank & Trust Co.	HUF	25,550	USD	77	05/06/2022	422
State Street Bank & Trust Co.	PLN	1,023	USD	253	05/06/2022	10,012
State Street Bank & Trust Co.	USD	418	CZK	9,095	05/06/2022	(15,956)
State Street Bank & Trust Co.	USD	262	HUF	85,722	05/06/2022	(5,543)
State Street Bank & Trust Co.	USD	165	PLN	656	05/06/2022	(9,190)

						$(95,394)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at February 28, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 37, 5 Year Index, 12/20/2026*	(5.00)%	Quarterly	3.65%	USD	6,260	$(412,100)	$(342,705)	$(69,395)
iTraxx Xover Series 36, 5 Year Index, 12/20/2026*	(5.00)	Quarterly	3.46	EUR	1,460	(122,377)	(104,743)	(17,634)
Sale Contracts
CDX-NAHY Series 37, 5 Year Index, 12/20/2026*	5.00	Quarterly	3.65	USD	3,540	232,560	208,852	23,708
iTraxx Xover Series 36, 5 Year Index, 12/20/2026*	5.00	Quarterly	3.46	EUR	760	63,775	73,541	(9,766)

						$(238,142)	$(165,055)	$(73,087)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
JPY	55,860	02/28/2022	0.000%	1 Day TONAR	Semi-Annual	$10	$64	$(54)
JPY	55,860	02/28/2022	6 Month LIBOR	0.000%	Semi-Annual	198	—	198
JPY	37,290	02/28/2022	0.000%	1 Day TONAR	Semi-Annual	6	43	(37)
JPY	37,290	02/28/2022	6 Month LIBOR	0.000%	Semi-Annual	132	—	132
CNY	740	02/17/2025	China 7-Day Reverse Repo Rate	2.547%	Quarterly	818	—	818
CNY	2,204	02/20/2025	China 7-Day Reverse Repo Rate	2.598%	Quarterly	2,938	—	2,938

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CNY	2,236	02/21/2025	China 7-Day Reverse Repo Rate	2.620%	Quarterly	$3,207	$—	$3,207
USD	1,050	01/10/2027	1 Day SOFR	1.315%	Annual	(9,884)	—	(9,884)
EUR	20	11/18/2029	6 Month EURIBOR	0.073%	Semi-Annual/ Annual	(958)	—	(958)
EUR	220	01/23/2030	6 Month EURIBOR	0.131%	Semi-Annual/ Annual	(10,144)	—	(10,144)
EUR	430	06/11/2030	6 Month EURIBOR	(0.045)%	Semi-Annual/ Annual	(28,519)	3	(28,522)
EUR	60	06/19/2030	6 Month EURIBOR	(0.119)%	Semi-Annual/ Annual	(4,452)	(3)	(4,449)
EUR	520	08/05/2030	6 Month EURIBOR	(0.232)%	Semi-Annual/ Annual	(45,831)	—	(45,831)
USD	530	10/21/2030	3 Month LIBOR	0.794%	Quarterly/ Semi-Annual	(45,810)	—	(45,810)
EUR	600	10/22/2030	6 Month EURIBOR	(0.280)%	Semi-Annual/ Annual	(56,335)	—	(56,335)
USD	480	11/12/2030	3 Month LIBOR	0.938%	Quarterly/ Semi-Annual	(36,273)	—	(36,273)
EUR	190	11/12/2030	6 Month EURIBOR	(0.169)%	Semi-Annual/ Annual	(15,951)	—	(15,951)
USD	490	05/11/2031	3 Month LIBOR	1.560%	Quarterly/ Semi-Annual	(12,430)	—	(12,430)
EUR	490	05/11/2031	6 Month EURIBOR	0.115%	Semi-Annual/ Annual	(29,962)	1	(29,963)
USD	200	08/18/2031	3 Month LIBOR	1.262%	Quarterly/ Semi-Annual	(11,447)	—	(11,447)
GBP	920	08/19/2031	1 Day SONIA	0.539%	Annual	(90,305)	—	(90,305)
CAD	230	08/19/2031	3 month CDOR	1.595%	Semi-Annual	(11,763)	—	(11,763)
EUR	150	08/19/2031	6 Month EURIBOR	(0.116)%	Semi-Annual/ Annual	(13,831)	—	(13,831)
USD	1,080	08/23/2031	3 Month LIBOR	1.255%	Quarterly/ Semi-Annual	(62,681)	—	(62,681)
JPY	337,460	08/27/2031	1 Day TONAR	(0.015)%	Annual	(56,968)	(2,519)	(54,449)
JPY	55,860	08/27/2031	(0.006)%	1 Day TONAR	Annual	9,037	—	9,037
JPY	55,860	08/27/2031	1 Day TONAR	(0.006)%	Semi-Annual	(11,806)	(2)	(11,804)
JPY	37,290	08/30/2031	0.000%	1 Day TONAR	Annual	5,836	—	5,836
JPY	37,290	08/30/2031	1 Day TONAR	0.000%	Annual	(7,637)	(1)	(7,636)
JPY	36,680	08/30/2031	0.000%	1 Day TONAR	Annual	7,599	3,524	4,075
CHF	130	09/14/2031	1 Day SARON	(0.085)%	Annual	(7,189)	439	(7,628)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
SEK	310	10/06/2031	3 Month STIBOR	0.888%	Quarterly/ Annual	$(1,380)	$—	$(1,380)
CHF	90	10/06/2031	1 Day SARON	0.021%	Annual	(4,026)	—	(4,026)
GBP	380	10/19/2031	1.052%	1 Day SONIA	Annual	13,971	—	13,971
NOK	30	10/21/2031	1.983%	6 Month NIBOR	Annual/ Semi-Annual	49	—	49
USD	490	11/17/2031	3 Month LIBOR	1.664%	Quarterly/ Semi-Annual	(9,173)	—	(9,173)
USD	430	11/17/2031	3 Month LIBOR	1.690%	Quarterly/ Semi-Annual	(7,922)	—	(7,922)
JPY	24,300	11/18/2031	1 Day TONAR	0.068%	Annual	(2,624)	—	(2,624)
EUR	330	11/18/2031	6 Month EURIBOR	0.174%	Semi-Annual/ Annual	(20,492)	—	(20,492)
CHF	60	11/19/2031	1 Day SARON	0.100%	Annual	(2,295)	—	(2,295)
JPY	34,440	12/08/2031	1 Day TONAR	0.033%	Annual	(4,861)	—	(4,861)
SEK	3,040	12/08/2031	3 Month STIBOR	0.791%	Quarterly/ Annual	(17,400)	—	(17,400)
USD	570	12/08/2031	1.495%	3 Month LIBOR	Semi-Annual/ Quarterly	20,233	—	20,233
NZD	370	12/08/2031	3 Month BKBM	2.513%	Quarterly/ Semi-Annual	(9,755)	—	(9,755)
AUD	370	01/13/2032	6 Month BBSW	2.114%	Semi-Annual	(7,450)	—	(7,450)
EUR	60	01/13/2032	0.397%	6 Month EURIBOR	Annual/ Semi-Annual	2,436	—	2,436
NZD	180	01/14/2032	3 Month BKBM	2.755%	Quarterly/ Semi-Annual	(2,418)	—	(2,418)
CAD	60	02/07/2032	3 month CDOR	2.374%	Semi-Annual	91	(2)	93
AUD	190	02/14/2032	2.482%	6 Month BBSW	Semi-Annual	(453)	—	(453)
USD	220	08/21/2045	3 Month LIBOR	2.630%	Quarterly/ Semi-Annual	25,096	—	25,096
USD	70	09/04/2045	3 Month LIBOR	2.708%	Quarterly/ Semi-Annual	9,922	—	9,922

						$(558,846)	$1,547	$(560,393)

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency		Current Notional (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Bank of America, NA
MLABWGC1	OBFR Plus 0.22%	Maturity	USD	8,598	03/31/2022	$0
Morgan Stanley Capital Services LLC
RTS Futures	0.00%	Monthly		22	03/17/2022	(15,174)
Swiss Market Index Futures	0.00%	Monthly	CHF	353	03/18/2022	(12,570)
Pay Total Return on Reference Obligation
Bank of America, NA
MSCI Daily TR Gross World USD Index	OBFR Plus 0.31%	Maturity	USD	8,610	02/28/2023	0
Morgan Stanley Capital Services LLC
IBOVESPA Futures	0.00%	Monthly	BRL	1,143	04/13/2022	4,846
KOSPI 200 Futures	0.00%	Monthly	KRW	180,600	03/10/2022	1,961
KOSPI 200 Futures	0.00%	Monthly		90,300	03/10/2022	1,363

						$(19,574)

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(d)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(e)	Affiliated investments.
(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 28, 2022, the aggregate market value of these securities amounted to $1,941,694 or 2.2% of net assets.

(g)	Defaulted.
(h)	The rate shown represents the 7-day yield as of period end.
(i)

As of February 28, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,190,159 and gross unrealized depreciation of investments was $(5,182,184), resulting in net unrealized depreciation of $(1,992,025).

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

CNY – Chinese Yuan Renminbi

COP – Colombian Peso

CZK – Czech Koruna

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

THB – Thailand Baht

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

BBSW – Bank Bill Swap Reference Rate (Australia)

BKBM – Bank Bill Benchmark (New Zealand)

CBT – Chicago Board of Trade

CDOR – Canadian Dealer Offered Rate

CDX-NAHY – North American High Yield Credit Default Swap Index

CME – Chicago Mercantile Exchange

ETF – Exchange Traded Fund

ETS – Emission Trading Scheme

EURIBOR – Euro Interbank Offered Rate

FTSE – Financial Times Stock Exchange

GDR – Global Depositary Receipt

JSE – Johannesburg Stock Exchange

KLCI – Kuala Lumpur Composite Index

KOSPI – Korea Composite Stock Price Index

LIBOR – London Interbank Offered Rate

MSCI – Morgan Stanley Capital International

NIBOR – Norwegian Interbank Offered Rate

OBFR – Overnight Bank Funding Rate

REIT – Real Estate Investment Trust

RTS – Russian Trading System

SARON – Swiss Average Rate Overnight

SET – Stock Exchange of Thailand

SGX – Singapore Exchange

SOFR – Secured Overnight Financing Rate

SONIA – Sterling Overnight Index Average

SPI – Share Price Index

STIBOR – Stockholm Interbank Offered Rate

TONAR – Tokyo Overnight Average Rate

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

WIG – Warszawski Indeks Gieldowy

AB Cap Fund, Inc.

AB All Market Income Portfolio

February 28, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Information Technology	$8,710,949	$729,355	$—	$9,440,304
Financials	3,383,278	3,174,757	—	6,558,035
Health Care	3,166,215	1,428,474	—	4,594,689
Consumer Discretionary	2,258,874	1,041,672	—	3,300,546
Communication Services	2,287,417	840,371	—	3,127,788
Industrials	1,689,165	903,654	—	2,592,819
Energy	1,036,379	896,312	—	1,932,691
Consumer Staples	983,059	702,468	—	1,685,527
Real Estate	1,049,948	403,807	—	1,453,755
Materials	692,354	745,384	—	1,437,738
Utilities	524,866	429,479	—	954,345
Investment Companies	36,141,276	—	—	36,141,276
Preferred Stocks	4,855,095	—	—	4,855,095
Emerging Markets - Sovereigns	—	2,015,293	—	2,015,293
Options Purchased - Puts	—	1,146,521	—	1,146,521
Governments - Treasuries	—	455,148	—	455,148
Emerging Markets - Treasuries	—	290,934	—	290,934
Quasi-Sovereigns	—	126,803	—	126,803
Short-Term Investments:
U.S. Treasury Bills	—	6,659,925	—	6,659,925
Investment Companies	990,529	—	—	990,529
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	281,213	—	—	281,213

Total Investments in Securities	68,050,617	21,990,357	—	90,040,974
Other Financial Instruments(a):
Assets:
Futures	156,139	—	—	156,139
Forward Currency Exchange Contracts	—	890,862	—	890,862
Centrally Cleared Credit Default Swaps	—	296,335	—	296,335
Centrally Cleared Interest Rate Swaps	—	101,579	—	101,579
Total Return Swaps	—	8,170	—	8,170
Liabilities:
Futures	(62,538)	—	—	(62,538)
Forward Currency Exchange Contracts	—	(986,256)	—	(986,256)
Centrally Cleared Credit Default Swaps	—	(534,477)	—	(534,477)
Centrally Cleared Interest Rate Swaps	—	(660,425)	—	(660,425)
Total Return Swaps	—	(27,744)	—	(27,744)

Total	$68,144,218	$21,078,401	$—	$89,222,619

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2022 is as follows:

							Distributions
Fund	Market Value 11/30/2021 (000)	Purchases (000)	Sales (000)	Realized Gain (Loss) (000)	Change in Appr./ (Depr.) (000)	Market Value 02/28/2022 (000)	Dividend Income (000)		Realized Gains (000)
AB High Income Fund, Inc.	$15,120	$21,227	$871	$(87)	$(566)	$34,823	$272		$0
Government Money Market Portfolio	26,525	7,446	32,980	0	0	991	1		0
Government Money Market Portfolio*	727	1,588	2,034	0	0	281	0	**	0
Total	$42,372	$30,261	$35,885	$(87)	$(566)	$36,095	$273		$0

*	Investments of cash collateral for securities lending transactions
**	Amount less than $500.